UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.P.
           --------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           ------------------------------------------------------------
Title: Managing Member, King Street Capital Management GP, L.L.C., the General Partner of King Street Capital Management, L.P.
           ------------------------------------------------------------
Phone:     (212) 812-3100
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian J. Higgins          New York, New York            November 16, 2009
------------------------   ------------------------        ------------------
      [Signature]               [City, State]                   [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        24
                                               -------------

Form 13F Information Table Value Total:        $284,445
                                               -------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number    Name

1         028-13287               KING STREET CAPITAL MASTER FUND, LTD.

2         028-10355               BRIAN J. HIGGINS

3         028-10357               O. FRANCIS BIONDI, JR.

4         028-10701               KING STREET CAPITAL, L.P.



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        COLUMN 1              COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

                              TITLE OF                  VALUE      SHRS OR SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
    NAME OF ISSUER             CLASS          CUSIP    (X$1000)   PRN AMT PRN  CALL  DISCRETION   MANAGER    SOLE    SHARED     NONE
--------------------------    --------       --------- --------   -----------------  ----------   -------    -----------------------
AMERICAN INTL GROUP INC          COM         026874954  123,508   2,800,000     PUT    Defined    1, 2, 3         2,800,000
AMERICAN INTL GROUP INC          COM         026874954   52,932   1,200,000     PUT    Defined    2, 3, 4         1,200,000
AMR CORP                         COM         001765106    5,565     700,000  SH        Defined    1, 2, 3           700,000
AMR CORP                         COM         001765106    2,385     300,000  SH        Defined    2, 3, 4           300,000
CBS CORP NEW                     CL B        124857202    8,435     700,000  SH        Defined    1, 2, 3           700,000
CBS CORP NEW                     CL B        124857202    3,615     300,000  SH        Defined    2, 3, 4           300,000
CLEAR CHANNEL OUTDOOR HLDGS      CL A        18451C109    4,900     700,000  SH        Defined    1, 2, 3           700,000
CLEAR CHANNEL OUTDOOR HLDGS      CL A        18451C109    2,100     300,000  SH        Defined    2, 3, 4           300,000
FIFTH THIRD BANCORP               COM        316773100   10,712   1,057,500  SH        Defined    1, 2, 3         1,057,500
FIFTH THIRD BANCORP               COM        316773100    4,483     442,500  SH        Defined    2, 3, 4           442,500
ISTAR FINL INC                 FRNT 10/0     45031UBF7    7,050  14,100,000 PRN        Defined    1, 2, 3        14,100,000
ISTAR FINL INC                 FRNT 10/0     45031UBF7    2,950   5,900,000 PRN        Defined    2, 3, 4         5,900,000
LIBERTY MEDIA CORP          DEB 4.000%11/1   530715AG6   10,859  21,085,000 PRN        Defined    1, 2, 3        21,085,000
LIBERTY MEDIA CORP          DEB 4.000%11/1   530715AG6    4,334   8,415,000 PRN        Defined    2, 3, 4         8,415,000
LIBERTY MEDIA CORP          DEB 3.500% 1/1   530715AN1   14,587  28,672,000 PRN        Defined    1, 2, 3        28,672,000
LIBERTY MEDIA CORP          DEB 3.500% 1/1   530715AN1    5,509  10,828,000 PRN        Defined    2, 3, 4        10,828,000
SOLUTIA INC                     COM NEW      834376501    1,897     163,800  SH        Defined    1, 2, 3           163,800
SOLUTIA INC                     COM NEW      834376501      813      70,200  SH        Defined    2, 3, 4            70,200
TENET HEALTHCARE CORP             COM        88033G100    6,233   1,060,004  SH        Defined    1, 2, 3         1,060,004
TENET HEALTHCARE CORP             COM        88033G100    2,587     439,996  SH        Defined    2, 3, 4           439,996
TIME WARNER CABLE INC             COM        88732J207       14         334  SH        Defined    1, 2, 3               334
TIME WARNER CABLE INC             COM        88732J207        7         164  SH        Defined    2, 3, 4               164
YELLOW ROADWAY CORP         NOTE 5.000% 8/0  985577AA3    6,516  12,531,000 PRN        Defined    1, 2, 3        12,531,000
YELLOW ROADWAY CORP         NOTE 5.000% 8/0  985577AA3    2,454   4,720,000 PRN        Defined    2, 3, 4         4,720,000

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